Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity
Schedule of Company's stock option activity

A summary of the Company’s stock option activity for the nine months ended September 30, 2023 is as follows:

	Stock Options	Weighted Average
	Outstanding	Exercise Price
Outstanding as of December 31, 2022	185,231	$1.37
Granted	2,173,693	6.67
Forfeited	(244,298)	6.61
Exercised	(12,866)	1.73
Outstanding as of September 30, 2023	2,101,760	$6.25

Stock options outstanding, vested and expected to vest and exercisable as of September 30, 2023 are as follows:

		Weighted
		Average		Total
	Number of	Remaining	Weighted-	Aggregate
	Stock	Contractual	Average	Intrinsic Value
	Options	Life (Years)	Exercise Price	(in thousands)
Outstanding as of December 31, 2022	185,231	6.98	$1.37	$980
Outstanding as of September 30, 2023	2,101,760	9.10	$6.25	$4,318
Vested and expected to vest as of September 30, 2023	2,101,760	9.10	$6.25	$4,318
Exercisable as of September 30, 2023	268,236	7.48	$3.40	$1,315

	Stock Options	Weighted Average
	Outstanding	Exercise Price
Outstanding as of December 31, 2020	1,034,074	$1.00
Exercised	(191,020)	0.34
Forfeited	(119,939)	3.28
Outstanding as of December 31, 2021	723,115	$0.81
Exercised	(486,296)	0.34
Forfeited	(51,588)	2.11
Outstanding as of December 31, 2022	185,231	$1.37

Schedule of stock options outstanding, vested and expected to vest and exercisable

		Weighted		Total
		Average	Weighted-	Aggregate
		Remaining	Average	Intrinsic
	Number of	Contractual	Exercise	Value
	Stock Options	Life (Years)	Price	(in thousands)
Outstanding as of December 31, 2021	723,115	7.79	$0.81	$3,674
Outstanding as of December 31, 2022	185,231	6.98	$1.37	$980
Vested and expected to vest as of December 31, 2022	185,231	6.98	$1.37	$980
Exercisable as of December 31, 2022	146,053	6.94	$1.13	$807

Schedule of stock-based compensation expense, recognized in the Company's statements of operations

Stock-based compensation expense, recognized in the Company’s condensed statements of operations and comprehensive loss for the 2019 Plan was recorded as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30		September 30
	2023	2022	2023	2022
Research and development	$197	$11	$735	$34
General and administrative	770	5	2,472	20
Total stock-based compensation expense	$967	$16	$3,207	$54

	Years Ended
	December 31,
	2021	2022
Research and development	$44	$45
General and administrative	49	24
Total stock-based compensation expense	$93	$69